Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C.  20036

                                                     Francine J. Rosenberger
                                                     202.778.9187
                                                     Fax: 202.778.9100
                                                     francine.rosenberger@kl.com
January 5, 2001

EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Heritage Income-Growth Trust
                             File Nos. 33-7559 and 811-4767
                           --------------------------------

Dear Sir or Madam:

         Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the above Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 20 ("PEA No. 20") to its Registration Statement on Form N-1A and that PEA No. 20 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                              Very truly yours,

                                              /s/Francine J. Rosenberger

                                              Francine J. Rosenberger


Attachments

cc:  Donald H. Glassman
         Heritage Asset Management, Inc.